Schedule of fair value of financial instruments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value		R$ 12,405,227	R$ 11,853,814
Total financial assets, fair value		12,475,928
Total financial liabilities, fair value		19,801,787	12,029,028
Total financial liabilities, book value		20,181,117	18,139,625
Restated One [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value			17,879,609
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value		19,256,319	17,536,203
Total financial liabilities, book value		19,635,649	17,796,219
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value		545,468	343,406
Total financial liabilities, book value		545,468	343,406
Sectorial Financial Liabilities [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[1]	293,179	188,709
Total financial liabilities, book value	[1]	293,179	188,709
Special Tax Regularization Program Pert [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[2]	361,080	377,375
Total financial liabilities, book value	[2]	421,694	459,303
P I S And Cofins To Be Refunded To Consumers [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[1]	3,326,795	3,927,823
Total financial liabilities, book value	[1]	3,326,795	3,927,823
Accounts Payable To Suppliers [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[1]	2,710,984	2,436,452
Total financial liabilities, book value	[1]	2,710,984	2,436,452
Loans And Financing [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[2]	3,313,645	2,956,696
Total financial liabilities, book value	[2]	3,738,269	3,214,249
Changes in Actuarial Assets | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[3]	8,240,769	6,837,819
Total financial liabilities, book value	[3]	8,240,769	6,837,819
Accounts Payable Related To Concession [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[4]	1,009,867	811,329
Total financial liabilities, book value	[4]	903,959	731,864
Fair Value In The Purchase And Sale Of Power [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[5]	545,468	343,406
Total financial liabilities, book value	[5]	545,468	343,406
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value		6,248,524	5,489,658
Total financial assets, fair value		6,248,524	5,489,658
Financial assets at fair value through profit or loss, category [member] | Copel Energia | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	3,472,845	3,222,768
Total financial assets, fair value	[1]	3,472,845	3,222,768
Financial assets at fair value through profit or loss, category [member] | Bonds And Securities One [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[6]	14,571	751
Total financial assets, fair value	[6]	14,571	751
Financial assets at fair value through profit or loss, category [member] | Renegotiation of hydrological risk - GSF | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[6]	346,487	299,779
Total financial assets, fair value	[6]	346,487	299,779
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Related To The Distribution Concession [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[7]	1,433,734	1,149,934
Total financial assets, fair value	[7]	1,433,734	1,149,934
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Related To The Generation Concession [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[8]	102,220	81,202
Total financial assets, fair value	[8]	102,220	81,202
Financial assets at fair value through profit or loss, category [member] | Regulatory charges | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[5]	2,907	23,308
Total financial assets, fair value	[5]	2,907	23,308
Financial assets at fair value through profit or loss, category [member] | Fair Value In The Purchase And Sale Of Power In The Active Market [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[5]	855,775	689,531
Total financial assets, fair value	[5]	855,775	689,531
Financial assets at fair value through profit or loss, category [member] | Contract11Member | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[9]	14,072	14,910
Total financial assets, fair value	[9]	14,072	14,910
Financial assets at fair value through profit or loss, category [member] | Eletrobras | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[9]	5,913	7,475
Total financial assets, fair value	[9]	5,913	7,475
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value		6,156,703	6,364,156
Total financial assets, fair value		6,227,404	6,539,370
Financial assets at amortised cost, category [member] | Collaterals And Escrow Accounts [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	182	197
Total financial assets, fair value	[1]	182	197
Financial assets at amortised cost, category [member] | Collaterals And Escrow Accounts 1 [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[2]	142,764	133,521
Total financial assets, fair value	[2]	115,643	113,477
Financial assets at amortised cost, category [member] | Trade Accounts Receivable Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	4,515,426	3,819,680
Total financial assets, fair value	[1]	4,515,426	3,819,680
Financial assets at amortised cost, category [member] | Realization - gain on financial assets - equity
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[10]		1,392,624
Total financial assets, fair value	[10]		1,496,016
Financial assets at amortised cost, category [member] | ElectricEnergyTradeChamberCCEEMember
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	767,480	346,930
Total financial assets, fair value	[1]	767,480	346,930
Financial assets at amortised cost, category [member] | Statement Table
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[11]	730,851	671,204
Total financial assets, fair value	[11]	R$ 828,673	R$ 763,070

[1]	Equivalent to their respective carrying values due to their nature and terms of realization.
[2]	The cost of the last issue of Copel’s debentures, CDI + 1.38%, is used as a basic assumption for discount of the expected payment flows.
[3]	Calculated from the Unit Price quotation (PU) for December 31, 2021, obtained from the Brazilian Association of Financial and Capital Markets (ANBIMA), net of unamortized financial cost.
[4]	Actual net discount rate of 8.75% p.a., in line with the Company’s estimated rate for long-term projects.
[5]	The fair values of assets and liabilities are equivalent to their carrying amounts according to Note 4.15 to these financial statements.
[6]	Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government
[7]	The criteria are disclosed in Note 4.4 to these financial statements.
[8]	The fair values of generation assets approximate their carrying amounts, according to Note 4.4 to these financial statements.
[9]	Investments in other companies, stated at fair value, which is calculated according to the price quotations published in an active market, for assets classified as level 1 and determined in view of the comparative assessment model for assets classified as level 2.
[10]	The Company based its calculation on the comparison with a long-term and post-fixed National Treasury Bond (NTN-B) maturing on August 15, 2026, which yields approximately 3.87% p.a. plus the IPCA inflation index.
[11]	Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by ANEEL auction notice 12/2015 (9.04%).